Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2019 (unaudited)
Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—38.5%
	AUSTRALIAN DOLLAR—1.0%
	Sovereign—1.0%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$ $92,428
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	73,703
75,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	58,091
	TOTAL	224,222
	BRITISH POUND—4.2%
	Sovereign—4.2%
100,000	United Kingdom, Government of, 2.750%, 9/7/2024	136,378
95,000	United Kingdom, Government of, 3.250%, 1/22/2044	171,602
49,500	United Kingdom, Government of, 4.750%, 3/7/2020	61,535
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	258,784
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	317,053
	TOTAL	945,352
	CANADIAN DOLLAR—1.2%
	Sovereign—1.2%
145,000	Canada, Government of, 1.500%, 6/1/2023	109,878
155,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	165,471
	TOTAL	275,349
	EURO—22.1%
	Consumer Products—1.2%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	251,057
	Sovereign—20.9%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	135,118
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	274,176
495,000	France, Government of, 0.500%, 5/25/2025	582,385
220,000	France, Government of, 2.750%, 10/25/2027	308,809
300,000	France, Government of, 4.250%, 10/25/2023	400,602
220,000	France, Government of, O.A.T., 5.500%, 4/25/2029	383,819
210,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	420,813
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	66,456
150,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	167,581
185,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	271,783
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	397,149
45,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	63,158
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	279,791
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	154,314
410,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	538,194
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	31,925
97,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	109,801
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	109,666
	TOTAL	4,695,540

Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS— continued
	JAPANESE YEN—7.9%
	Sovereign—7.9%
16,400,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	$ 158,177
20,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	206,608
36,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	415,907
55,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	629,605
28,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	367,520
	TOTAL	1,777,817
	MEXICAN PESO—0.8%
	Sovereign—0.8%
3,600,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.000%, 12/11/2019	178,029
	POLISH ZLOTY—0.4%
	Sovereign—0.4%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	92,053
	U.S. DOLLAR—0.9%
	Finance—0.9%
$ 200,000	ICBCIL Finance Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.000%, 4/5/2020	200,443
	TOTAL BONDS (IDENTIFIED COST $8,197,755)	8,639,862
	PURCHASED CALL OPTIONS—0.0%
	Foreign Currency—0.0%
255,000	USD CALL/ZAR PUT, Bank of America Merril Lynch, Notional Amount $255,000, Exercise Price $15.000, Expiration Date 9/5/2019	3,486
270,000	AUD CALL/JPY PUT, Barclays, Notional Amount $270,000, Exercise Price $77.000, Expiration Date 10/3/2019	12
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $6,245)	3,498
	REPURCHASE AGREEMENTS—1.1%
$ 237,000	Interest in $75,000,000 joint repurchase agreement, 2.170% dated 8/30/2019 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $75,018,083 on 9/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Bills with various maturities to 2/27/2020 and the market value of those securities was $76,518,481.	237,000
	INVESTMENT COMPANY—58.7%
1,322,475	Emerging Markets Core Fund (IDENTIFIED COST $13,309,634)	13,185,075
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $21,750,634)	22,065,435
	OTHER ASSETS AND LIABILITIES - NET—1.7%[1]	390,347
	TOTAL NET ASSETS—100%	$ 22,455,782
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[2]Euro Bund Futures, Short Futures	1	EUR 196,839	September 2019	$(9,063)
The average notional value of short futures contracts held by the Fund throughout the period was $339,945. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2019, the Fund had the following outstanding written call option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
[2]Bank of America	USD CALL/ZAR PUT	$170,000	10/28/2019	$15.000	$ (5,622)
[2]Morgan Stanley	USD CALL/MXN PUT	$200,000	11/4/2019	$19.585	$ (7,760)
(PREMIUM RECEIVED $4,291)					$(13,382)
The average market value of purchased options and written options held by the Fund throughout the period was $1,853 and $2,327, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/5/2019	Bank of America	$127,500	1,936,024 ZAR	$ (48)
9/9/2019	Barclays	135,000 AUD	9,601,200 JPY	$ 503
9/27/2019	Barclays	270,000 AUD	20,229,075 JPY	$ (8,819)
10/2/2019	Bank of America	800,000 BRL	$211,267	$(18,496)
11/4/2019	Morgan Stanley	110,000 BRL	$27,449	$ (1,008)
11/5/2019	Barclays	650,000 EUR	$725,728	$ (7,629)
11/5/2019	BNP Paribas	$100,000	1,971,934 MXN	$ 2,710
11/5/2019	Citibank	400,000 EUR	1,753,578 PLN	$ 887
11/5/2019	JPMorgan	$600,000	2,374,296 PLN	$ 2,871
11/5/2019	State Street	195,000 GBP	$237,690	$ 232
11/5/2019	State Street	$100,000	1,982,611 MXN	$ 2,183
11/5/2019	State Street	$200,000	3,882,700 MXN	$ 8,437
11/5/2019	State Street	$1,000,000	9,731,605 SEK	$ 4,112
11/14/2019	BNP Paribas	546,300 MXN	$27,548	$ (634)
11/14/2019	Morgan Stanley	94,680,000 COP	$27,447	$ (55)
11/29/2019	Barclays	50,000 AUD	$34,873	$ (1,113)
11/29/2019	Barclays	300,000 NOK	$34,682	$ (1,705)
11/29/2019	Barclays	55,000 NZD	$36,714	$ (1,980)
11/29/2019	JPMorgan	100,000 EUR	$112,380	$ (1,716)
Contracts Sold:
9/5/2019	Bank of America	$127,500	1,970,296 ZAR	$ 2,306
9/9/2019	Barclays	135,000 AUD	9,702,855 JPY	$ 454
10/2/2019	Morgan Stanley	800,000 BRL	$206,319	$ 13,547
10/28/2019	Bank of America	$170,000	2,637,465 ZAR	$ 2,556
11/5/2019	BNP Paribas	$600,000	2,328,368 PLN	$(14,422)
11/5/2019	BNY Mellon	$200,000	21,126,884 JPY	$ (181)
11/5/2019	BNY Mellon	$200,000	3,991,722 MXN	$ (3,058)
11/5/2019	Citibank	750,000 EUR	7,395,931 NOK	$(15,811)
11/5/2019	Citibank	400,000 EUR	1,742,004 PLN	$ (3,798)
11/5/2019	Citibank	400,000 EUR	1,759,018 PLN	$ 481
11/5/2019	Citibank	$1,220,732	10,804,754 NOK	$(33,359)
11/5/2019	JPMorgan	$200,000	3,990,750 MXN	$ (3,106)
11/5/2019	State Street	$1,845,000	198,180,675 JPY	$ 29,399
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(46,260)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $205,044 and $188,648, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $154,170. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2019, the Fund had no open swaps contracts.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2018	1,143,080
Purchases/Additions	359,809
Sales/Reductions	(180,414)
Balance of Shares Held 8/31/2019	1,322,475
Value	$13,185,075
Change in Unrealized Appreciation/Depreciation	$ 871,935
Net Realized Gain/(Loss)	$ 25,143
Dividend Income	$ 485,200
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$8,639,862	$—	$ 8,639,862
Purchased Call Options	3,498	—	—	3,498
Repurchase Agreement	—	237,000	—	237,000
Investment Company	13,185,075	—	—	13,185,075
TOTAL SECURITIES	$13,188,573	$8,876,862	$—	$22,065,435
Other Financial Instruments:
Assets
Futures Contracts	$ —	$ —	$—	$ —
Written Call Options	—	—	—	—
Foreign Exchange Contracts	—	70,678	—	70,678
Liabilities
Futures Contracts	(9,063)	—	—	(9,063)
Written Call Options	(13,382)	—	—	(13,382)
Foreign Exchange Contracts	—	(116,938)	—	(116,938)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (22,445)	$ (46,260)	$—	$ (68,705)

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
USD	—United States Dollar
ZAR	—South African Rand